Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
	For the fiscal year ended December 31,
	2015	2014

Construction in progress	$637,869	$28,250
Subtotal	637,869	28,250

Less accumulated depreciation	-	-

Property and equipment, net	$637,869	$28,250